Revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenue

NOTE 7. REVENUE

As of December 31, 2018 and 2017, the revenues were as follows:

A. Revenue disaggregation

For the period ended December 31,	Exploration and Production	Industrial Transformation	Cogeneration and Services(1)	Drilling and Services	Logistics	Fertilizers	Ethylene	Trading Companies	Corporate and Other Operating Subsidiary Companies	Total
Geographical market
2018
United States	276,785,650	—	—	—	—	—	—	158,713,210	—	435,498,860
Other	51,708,232	—	—	—	—	—	—	40,743,480	5,660,310	98,112,022
Europe	153,765,163	—	—	—	—	—	—	4,647,265	2,905,858	161,318,286
Local	26,696	961,104,365	—	198,775	4,708,217	2,938,167	12,822,493	64,037	4,327,232	986,189,982

Total	482,285,741	961,104,365	—	198,775	4,708,217	2,938,167	12,822,493	204,167,992	12,893,400	1,681,119,150

2017*
United States	—	—	—	—	—	—	—	320,069,332	—	320,069,332
Other	—	—	—	—	—	—	—	71,209,448	—	71,209,448
Europe	—	—	—	—	—	—	—	117,260,334	1,062,795	118,323,129
Local	—	863,573,083	334,755	41,741	3,714,941	4,125,345	12,648,381	66,619	2,922,945	887,427,810

Total	—	863,573,083	334,755	41,741	3,714,941	4,125,345	12,648,381	508,605,733	3,985,740	1,397,029,719

2016*
United States	—	—	—	—	—	—	—	236,095,685	—	236,095,685
Other	—	—	—	—	—	—	—	67,377,456	72,660	67,450,116
Europe	—	—	—	—	—	—	—	90,817,488	—	90,817,488
Local	—	653,653,617	132,521	70,112	2,813,887	3,875,311	15,452,693	862,641	2,869,161	679,729,943

Total	—	653,653,617	132,521	70,112	2,813,887	3,875,311	15,452,693	395,153,270	2,941,821	1,074,093,232

Major products and services
2018
Crude oil	482,259,045	—	—	—	—	—	—	—	—	482,259,045
Gas	3,586	110,216,105	—	—	—	—	—	34,446,277	—	144,665,968
Refined petroleum products	—	850,342,124	—	—	—	—	—	167,796,526	—	1,018,138,650
Oher	—	—	—	—	—	2,933,425	12,809,114	1,861,152	9,778,794	27,382,485
Services	23,110	546,136	—	198,775	4,708,217	4,742	13,379	64,037	3,114,606	8,673,002

Total	482,285,741	961,104,365	—	198,775	4,708,217	2,938,167	12,822,493	204,167,992	12,893,400	1,681,119,150

2017*
Crude oil	—	—	—	—	—	—	—	356,623,113	—	356,623,113
Gas	—	116,021,269	—	—	—	—	—	22,253,493	—	138,274,762
Refined petroleum products	—	738,943,017	—	—	—	—	—	124,644,353	—	863,587,370
Oher	—	2,491,860	—	—	—	4,123,006	12,621,648	5,018,152	3,159,239	27,413,905
Services	—	6,116,937	334,755	41,741	3,714,941	2,339	26,733	66,622	826,501	11,130,569

Total	—	863,573,083	334,755	41,741	3,714,941	4,125,345	12,648,381	508,605,733	3,985,740	1,397,029,719

2016*
Crude oil	—	—	—	—	—	—	—	268,999,873	—	268,999,873
Gas	—	115,997,297	—	—	—	—	—	13,813,301	—	129,810,598
Refined petroleum products	—	529,322,404	—	—	—	—	—	106,770,273	—	636,092,677
Oher	—	2,768,313	—	—	—	3,873,402	15,392,552	5,534,217	2,646,958	30,215,442
Services	—	5,565,603	132,521	70,112	2,813,887	1,909	60,141	35,606	294,863	8,974,642

Total	—	653,653,617	132,521	70,112	2,813,887	3,875,311	15,452,693	395,153,270	2,941,821	1,074,093,232

Timing of revenue recognition
2018
Products transferred at a point in time	482,262,631	960,558,229	—	—	—	2,933,425	12,809,114	204,103,954	9,778,794	1,672,446,147
Products and services transferred over the time	23,110	546,136	—	198,775	4,708,217	4,742	13,379	64,038	3,114,606	8,673,003

Total	482,285,741	961,104,365	—	198,775	4,708,217	2,938,167	12,822,493	204,167,992	12,893,400	1,681,119,150

2017*
Products transferred at a point in time	—	857,456,146	—	—	—	4,123,006	12,621,648	508,539,111	3,159,239	1,385,899,150
Products and services transferred over the time	—	6,116,937	334,755	41,741	3,714,941	2,339	26,733	66,622	826,501	11,130,569

Total	—	863,573,083	334,755	41,741	3,714,941	4,125,345	12,648,381	508,605,733	3,985,740	1,397,029,719

2016*
Products transferred at a point in time	—	648,088,014	—	—	—	3,873,402	15,392,552	395,117,664	2,646,958	1,065,118,590
Products and services transferred over the time	—	5,565,603	132,521	70,112	2,813,887	1,909	60,141	35,606	294,863	8,974,642

Total	—	653,653,617	132,521	70,112	2,813,887	3,875,311	15,452,693	395,153,270	2,941,821	1,074,093,232

*	PEMEX applied the modified retrospective transition method to the implementation of IFRS 15. Under this method the comparative financial information is not re-established.
(1)	This company was liquidated on July 27, 2018. Except for certain expenses incurred in the liquidation, all the operations were transferred to Pemex Industrial Transformation. (See Note 1)

B. Accounts receivable in the Statement of Financial Position

As of December 31, 2018 and 2017, PEMEX had accounts receivable derived from customer contracts in the amounts of Ps. 87,740,515 and Ps. 114,486,024, respectively (see Note 10).

C. Practical expedients

1)	Expiration of contracts.

PEMEX has no outstanding performance obligations to meet as of December 31, 2018 due to the nature of its operations (see Note 4-A).

2)	Significant financial component, less than one year.

PEMEX does not need to adjust the amount committed in consideration for goods and services to account for the effects of a significant financing component, since the transfer and the time of payment of a good or service committed to the customer is less than one year.

3)	PEMEX applied the practical file, so disclosure about remaining performance obligations that conclude in less than one year is not needed.

When PEMEX is entitled to consideration for an amount that directly corresponds to the value of the performance that PEMEX has completed, it may recognize an income from ordinary activities for the amount to which it has the right to invoice.